Revenue Recognition - Contract Balances (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
Revenue from Contract with Customer [Abstract]
Contract assets	$ 30,286	$ 23,121	$ 11,399	$ 11,324
Contract liabilities	28,053	23,207	$ 21,525	$ 22,444
Revenue recognized	12,455	19,338
Unsatisfied performance obligations	$ 17,301	$ 21,020